Subsequent Event (Details) (USD $)	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Apr. 24, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum carrying amount of net tangible assets for redemption of public shares	$ 5,000,001
Redeemed public shares	3,184,175	1,770,937
Redeemed public shares, Value		$ 18,287,032